American Century Variable Portfolios, Inc. Prospectus Supplement VP Balanced Fund
Supplement dated August 1, 2015 ■ Prospectus dated May 1, 2015

The following replaces the tables in the Fees and Expenses section on page 2 of the prospectus:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Class I
Management Fee	0.90%
Distribution and Service (12b-1) Fees	None
Other Expenses	0.00%
Total Annual Fund Operating Expenses	0.90%
Fee Waiver[1]	0.08%
Total Annual Fund Operating Expenses After Waiver	0.82%

[1]
Effective August 1, 2015, the advisor has agreed to waive 0.08 percentage points of the fund’s management fee. The advisor expects this waiver to continue until April 30, 2017 and cannot terminate it prior to such date without the approval of the Board of Directors.

	1 year	3 years	5 years	10 years
Class I	$84	$273	$485	$1,095

©2015 American Century Proprietary Holdings, Inc. All rights reserved.
CL-SPL-86611   1508

American Century Variable Portfolios, Inc. Prospectus Supplement VP Capital Appreciation Fund
Supplement dated August 1, 2015 ■ Prospectus dated May 1, 2015

The following replaces the tables in the Fees and Expenses section on page 2 of the prospectus:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
	Class I	Class II
Management Fee	1.00%	0.90%
Distribution and Service (12b-1) Fees	None	0.25%
Other Expenses	0.00%	0.00%
Total Annual Fund Operating Expenses	1.00%	1.15%
Fee Waiver[1]	0.01%	0.01%
Total Annual Fund Operating Expenses After Waiver	0.99%	1.14%

[1]
Effective August 1, 2015, the advisor has agreed to waive 0.01 percentage points of the fund’s management fee. The advisor expects this waiver to continue until April 30, 2017 and cannot terminate it prior to such date without the approval of the Board of Directors.

	1 year	3 years	5 years	10 years
Class I	$101	$317	$551	$1,223
Class II	$116	$364	$632	$1,396

©2015 American Century Proprietary Holdings, Inc. All rights reserved.
CL-SPL-86612   1508

American Century Variable Portfolios, Inc. Prospectus Supplement VP Growth Fund
Supplement dated August 1, 2015 ■ Prospectus dated May 1, 2015

The following replaces the tables in the Fees and Expenses section on page 2 of the prospectus:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
	Class I	Class II
Management Fee	1.00%	0.90%
Distribution and Service (12b-1) Fees	None	0.25%
Other Expenses	0.01%	0.01%
Total Annual Fund Operating Expenses	1.01%	1.16%
Fee Waiver[1]	0.15%	0.15%
Total Annual Fund Operating Expenses After Waiver	0.86%	1.01%

[1]
Effective August 1, 2015, the advisor has agreed to waive 0.15 percentage points of the fund’s management fee. The advisor expects this waiver to continue until April 30, 2017 and cannot terminate it prior to such date without the approval of the Board of Directors.

	1 year	3 years	5 years	10 years
Class I	$88	$295	$532	$1,212
Class II	$103	$343	$613	$1,385

©2015 American Century Proprietary Holdings, Inc. All rights reserved.
CL-SPL-86613   1508

American Century Variable Portfolios, Inc. Prospectus and Summary Prospectus Supplement VP Income & Growth Fund
Supplement dated August 1, 2015 ■ Prospectus dated May 1, 2015

The following is added as the second paragraph of the Purchase and Sale of Fund Shares section on page 4 of the statutory prospectus and page 3 of the summary prospectus:
Effective August 7, 2015, Class III of the fund is no longer available for purchase.

©2015 American Century Proprietary Holdings, Inc. All rights reserved.
CL-SPL-86649   1508

American Century Variable Portfolios, Inc. Prospectus Supplement VP International Fund
Supplement dated August 1, 2015 ■ Prospectus dated May 1, 2015

The following replaces the tables in the Fees and Expenses section on page 2 of the prospectus:

Shareholder Fees (fees paid directly from your investment)
	Class I	Class II	Class III	Class IV
Redemption/Exchange Fee (as a percentage of amount redeemed/exchanged for shares held less than 60 days)	None	None	1.00%	1.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
	Class I	Class II	Class III	Class IV
Management Fee	1.33%	1.23%	1.33%	1.23%
Distribution and Service (12b-1) Fees	None	0.25%	None	0.25%
Other Expenses	0.00%	0.00%	0.00%	0.00%
Total Annual Fund Operating Expenses	1.33%	1.48%	1.33%	1.48%
Fee Waiver[1]	0.31%	0.31%	0.31%	0.31%
Total Annual Fund Operating Expenses After Waiver	1.02%	1.17%	1.02%	1.17%

[1]
Effective August 1, 2015, the advisor has agreed to waive 0.31 percentage points of the fund’s management fee. The advisor expects this waiver to continue until April 30, 2017 and cannot terminate it prior to such date without the approval of the Board of Directors.

	1 year	3 years	5 years	10 years
Class I	$104	$367	$677	$1,552
Class II	$119	$414	$756	$1,720
Class III	$104	$367	$677	$1,552
Class IV	$119	$414	$756	$1,720

The following is added as the second paragraph of the Purchase and Sale of Fund Shares section on page 5 of the prospectus:
Effective August 7, 2015, Class III and Class IV of the fund are no longer available for purchase.

©2015 American Century Proprietary Holdings, Inc. All rights reserved.
CL-SPL-86614   1508

American Century Variable Portfolios, Inc. Prospectus Supplement VP Large Company Value Fund
Supplement dated August 1, 2015 ■ Prospectus dated May 1, 2015

The following replaces the tables in the Fees and Expenses section on page 2 of the prospectus:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
	Class I	Class II
Management Fee	0.90%	0.80%
Distribution and Service (12b-1) Fees	None	0.25%
Other Expenses	0.00%	0.00%
Total Annual Fund Operating Expenses	0.90%	1.05%
Fee Waiver[1]	0.11%	0.11%
Total Annual Fund Operating Expenses After Waiver	0.79%	0.94%

[1]
Effective August 1, 2015, the advisor has agreed to waive 0.11 percentage points of the fund’s management fee. The advisor expects this waiver to continue until April 30, 2017 and cannot terminate it prior to such date without the approval of the Board of Directors.

	1 year	3 years	5 years	10 years
Class I	$81	$268	$480	$1,090
Class II	$96	$315	$561	$1,265

©2015 American Century Proprietary Holdings, Inc. All rights reserved.
CL-SPL-86615   1508

American Century Variable Portfolios, Inc. Prospectus Supplement VP Mid Cap Value Fund
Supplement dated August 1, 2015 ■ Prospectus dated May 1, 2015

The following replaces the tables in the Fees and Expenses section on page 2 of the prospectus:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
	Class I	Class II
Management Fee	1.00%	0.90%
Distribution and Service (12b-1) Fees	None	0.25%
Other Expenses	0.01%	0.01%
Total Annual Fund Operating Expenses	1.01%	1.16%
Fee Waiver[1]	0.12%	0.12%
Total Annual Fund Operating Expenses After Waiver	0.89%	1.04%

[1]
Effective August 1, 2015, the advisor has agreed to waive 0.12 percentage points of the fund’s management fee. The advisor expects this waiver to continue until April 30, 2017 and cannot terminate it prior to such date without the approval of the Board of Directors.

	1 year	3 years	5 years	10 years
Class I	$91	$301	$538	$1,217
Class II	$106	$348	$618	$1,390

©2015 American Century Proprietary Holdings, Inc. All rights reserved.
CL-SPL-86616   1508

American Century Variable Portfolios, Inc. Prospectus Supplement VP Ultra® Fund
Supplement dated August 1, 2015 ■ Prospectus dated May 1, 2015

The following replaces the tables in the Fees and Expenses section on page 2 of the prospectus:

Shareholder Fees (fees paid directly from your investment)
	Class I	Class II	Class III
Redemption/Exchange Fee (as a percentage of amount redeemed/exchanged for shares held less than 60 days)	None	None	1.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
	Class I	Class II	Class III
Management Fee	1.00%	0.90%	1.00%
Distribution and Service (12b-1) Fees	None	0.25%	None
Other Expenses	0.00%	0.00%	0.00%
Total Annual Fund Operating Expenses	1.00%	1.15%	1.00%
Fee Waiver[1]	0.15%	0.15%	0.15%
Total Annual Fund Operating Expenses After Waiver	0.85%	1.00%	0.85%

[1]
Effective August 1, 2015, the advisor has agreed to waive 0.15 percentage points of the fund’s management fee. The advisor expects this waiver to continue until April 30, 2017 and cannot terminate it prior to such date without the approval of the Board of Directors.

	1 year	3 years	5 years	10 years
Class I	$87	$292	$527	$1,200
Class II	$102	$339	$608	$1,373
Class III	$87	$292	$527	$1,200

The following is added as the second paragraph of the Purchase and Sale of Fund Shares section on page 4 of the prospectus:
Effective August 7, 2015, Class III of the fund is no longer available for purchase.

©2015 American Century Proprietary Holdings, Inc. All rights reserved.
CL-SPL-86617   1508

American Century Variable Portfolios, Inc. Prospectus Supplement VP Value Fund
Supplement dated August 1, 2015 ■ Prospectus dated May 1, 2015

The following replaces the tables in the Fees and Expenses section on page 2 of the prospectus:

Shareholder Fees (fees paid directly from your investment)
	Class I	Class II	Class III
Redemption/Exchange Fee (as a percentage of amount redeemed/exchanged for shares held less than 60 days)	None	None	1.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
	Class I	Class II	Class III
Management Fee	0.96%	0.86%	0.96%
Distribution and Service (12b-1) Fees	None	0.25%	None
Other Expenses	0.00%	0.00%	0.00%
Total Annual Fund Operating Expenses	0.96%	1.11%	0.96%
Fee Waiver[1]	0.18%	0.18%	0.18%
Total Annual Fund Operating Expenses After Waiver	0.78%	0.93%	0.78%

[1]
Effective August 1, 2015, the advisor has agreed to waive 0.18 percentage points of the fund’s management fee. The advisor expects this waiver to continue until April 30, 2017 and cannot terminate it prior to such date without the approval of the Board of Directors.

	1 year	3 years	5 years	10 years
Class I	$80	$274	$500	$1,149
Class II	$95	$322	$581	$1,323
Class III	$80	$274	$500	$1,149

The following is added as the second paragraph of the Purchase and Sale of Fund Shares section on page 4 of the prospectus:
Effective August 7, 2015, Class III of the fund is no longer available for purchase.

©2015 American Century Proprietary Holdings, Inc. All rights reserved.
CL-SPL-86618   1508